Offerings - Offering: 1	Aug. 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	29,351,709
Proposed Maximum Offering Price per Unit	39.35
Maximum Aggregate Offering Price	$ 1,154,989,749.15
Fee Rate	0.01381%
Amount of Registration Fee	$ 159,504.08
Offering Note
(1)
Includes 3,828,483 ordinary shares subject to the underwriters’ option to purchase additional shares described herein.
(2)
Represents deferred payment of the registration fees (in reliance upon Rules 456(b) and 457(r) of the U.S. Securities Act, as amended) in connection with the Registrant’s Registration Statement on Form F-3ASR (Registration No. 333-284905 filed on February 13, 2025) being paid herewith.